S000016247 [Member] Expense Example, No Redemption - ClearBridge International Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 670
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,264
Expense Example, No Redemption, 10 Years	2,135
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	1,095
Expense Example, No Redemption, 10 Years	2,205
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	313
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,238
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,790
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	502
Expense Example, No Redemption, 10 Years	$ 1,132